Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents
Schedule of Cash and cash equivalents

	2022	2021
Banks	9,491,029	11,080,569
Short–term investments	5,907,785	3,467,859
Cash	2,244	1,478
	15,401,058	14,549,906

Credit quality of issuers of investments
Cash and cash equivalents
Schedule of other financial assets measured at fair value through profit or loss

Rating	2022	2021
AAA	5,356,966	3,892,694
F1	1,458,524	1,177,581
A	919,903	1,224,990
A-2	749,912	—
A-1	731,424	1,294,164
AA	675,596	526,127
A3	647,316	3,049
BRC1+	606,052	2,172,603
A+	543,260	—
A-	477,059	—
F1+	466,031	2,383,713
BB	463,681	106,070
BBB	425,485	1,277,357
A2	197,917	—
A1	192,594	1,032
Baa1	93,157	—
B	16,753	14,674
Aaa	10,276	27,621
AAAmmf	5,508	—
Caa3	4,385	—
Ba1	3,083	—
BRC1	1,201	1,671
CCC	1,160	4,872
AAAf	714	19,481
P-2	—	370,582
Aa3	—	11,239
C	—	6,615
Other	1,353,101	33,771
	15,401,058	14,549,906